Technology Expenses - Schedule of Technology Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (502,690)	R$ (508,600)	R$ (312,098)
Software Expenses [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	(438,121)	(376,849)	(247,847)
IT Services [Member]
Schedule of Technology Expenses [Line Items]
Technology expenses	R$ (64,569)	R$ (131,751)	R$ (64,251)